Related Parties Transactions - Details of Transactions Between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [Line Items]
Revenues	$ 467	$ 460	$ 478
Operating Costs and Expenses	1,190	1,396	1,327
Non-operating Income and Expenses	41	40	39
Receivables	193	78		$ 6
Payables to related parties	480	385		$ 15
Customers' deposits	4	20
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	402	403	417
Operating Costs and Expenses	1,108	1,322	1,247
Non-operating Income and Expenses	40	38	37
Receivables	184	76
Payables to related parties	476	381
Customers' deposits	4	20
Acquisition of property, plant and equipment	144	173	32
Acquisition of intangible assets	0	0	1
Others [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	65	57	61
Operating Costs and Expenses	82	74	80
Non-operating Income and Expenses	1	2	$ 2
Receivables	9	2
Payables to related parties	4	4
Customers' deposits	$ 0	$ 0